Finance expense (Details) R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)
Finance expense
Borrowings - interest		R (676.5)		R (771.6)		R (800.9)
Borrowings - unwinding of amortised cost		(183.3)		(356.8)		(181.5)
Lease liabilities		(14.1)
Environmental rehabilitation obligation		(256.1)		(209.3)		(189.5)
Occupational healthcare obligation		(57.3)		(54.8)		(50.6)
Deferred payment		(89.5)		(100.2)		(100.2)
Dissenting shareholders		(10.5)		(25.2)		(42.9)
Deferred revenue		(149.4)		(160.3)
Other		(134.6)		(72.3)		(18.6)
Total finance expense	$ (110.7)	R (1,571.3)	$ (124.4)	(1,750.5)	$ (112.4)	(1,384.2)
Financing component, discount rate (as a percent)	5.40%	5.40%
US$600 million revolving credit facility (RCF)
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 600.0		$ 600.0		600.0
Finance expense
Borrowings - interest		R (23.1)		(21.1)		(4.9)
Rand Facilities [Member]
Finance expense
Borrowings - interest		(267.8)		(287.4)		(280.6)
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt							R 6,000.0	R 6,000.0	R 6,000.0
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt							R 4,500.0	R 4,500.0	R 4,500.0
2022 and 2025 Notes
Finance expense
Borrowings - interest		(333.8)		(408.9)		(427.7)
Borrowings - unwinding of amortised cost		(23.0)		(169.2)		(27.5)
US$ Convertible Bond
Finance expense
Borrowings - interest		(51.8)		(54.2)		(51.7)
Borrowings - unwinding of amortised cost		(95.5)		(96.3)		(89.5)
US$350 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 350.0
Finance expense
Borrowings - interest						(36.0)
Burnstone Debt
Finance expense
Borrowings - unwinding of amortised cost		(62.6)		(88.4)		R (64.5)
Other
Finance expense
Borrowings - unwinding of amortised cost		R (2.2)		R (2.9)